CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized holding gains (losses) on securities, tax	$ 0	$ 125	$ 0
Derivative Instruments Gain (Loss) Recognized In Other Comprehensive Income Tax	0	0	31,885
Other Comprehensive Income Other, Tax	0	(1,127)	0
Income tax related to defined pension plans	$ 0	$ (8,005)	$ 12,656